                                Filed with the Securities and Exchange Commission on January 23, 2009

                                                  1933 Act Registration No. 333-131035

                                                  1940 Act Registration No. 811-07975

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                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                         Post-Effective No. 17
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 93

                                                 PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                                                       VARIABLE ANNUITY ACCOUNT
                                                      (Exact Name of Registrant)

                                                PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                            (973) 802-7333
                               (Address and Telephone Number of Depositor's Principal Executive Offices)

                                                           THOMAS C. CASTANO
                                                                SECRETARY
                                                PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                                         213 WASHINGTON STREET
                                                          NEWARK, NEW JERSEY
                                                               07102-2992
                                                             (973) 802-4708
                                                (Name and Address of Agent for Service)

                                                              Copies To:
                                                        C. CHRISTOPHER SPRAGUE
                                                   Vice President, Corporate Counsel
                                                            751 Broad Street
                                                     Newark, New Jersey 07102-3714
                                                            (973) 802-6997

                                             Approximate date of proposed public offering:
                                            As soon as practicable after the effective date
                                                    of the Registration Statement.

                           It is proposed that this filing become effective:  (check appropriate space)
                                    immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X on  January 28, 2009 pursuant to paragraph (b) of Rule 485
                                    60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    on                         pursuant to paragraph (a) (i) of Rule 485
                                    75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                      on                           pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interests in Individual Variable Annuity Contracts

=======================================================================================================================================

                                                                 Note:

         This Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until January 28, 2009, the effectiveness of Post-Effective Amendment No. 16, which was filed on November 25,2008 (accession no.
0001193125-08-243069) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act.  This Post-Effective Amendment No. 17 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 10.

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this
Registration Statement to be signed on its behalf, on this 23rd day of January 2009.

                                       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                              Registrant

                                              By: Pruco Life Insurance Company of New Jersey

Attest: /s/Thomas C. Castano                         /s/Scott D. Kaplan
Thomas C. Castano                                    Scott D. Kaplan
Secretary                                            President

                                                              SIGNATURES

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          Signature and Title

         *
JAMES J. AVERY JR.
DIRECTOR                                 Date: January 23, 2009

         *
SCOTT D. KAPLAN
PRESIDENT AND DIRECTOR

         *
TUCKER I. MARR
VICE PRESIDENT,
CHIEF ACCOUNTING OFFICER AND
PRINCIPAL FINANCIAL OFFICER

         *
BERNARD J. JACOB
DIRECTOR

         *
HELEN M. GALT
DIRECTOR

         *
RONALD P. JOELSON
DIRECTOR

         *
STEPHEN PELLETIER.
DIRECTOR

        *
SCOTT SLEYSTER
DIRECTOR

*By: /s/ Thomas C. Castano
THOMAS C. CASTANO
(ATTORNEY-IN-FACT)